UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, President

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2024

Date of reporting period: November 30, 2024

Item 1. Reports to Stockholders.

(a)

InfraCap Equity Income Fund ETF
ICAP (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | November 30, 2024
This annual shareholder report contains important information about the InfraCap Equity Income Fund ETF for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://infracapfund.com/icap. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap Equity Income Fund ETF	$373	3.19%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended November 30, 2024, the Fund at NAV returned 33.85%. For the same period, the S&P 500 Index, a broad-based securities market index returned 33.89%, and the underlying Index, which serves as the style-specific index, returned 29.56%.
Select sector allocations were factors that positively contributed to ICAP’s relative outperformance to the Bloomberg US Large Cap Dividend Yield Total Return Index (“Benchmark”) for the 12-month period. Overweight exposure to the Financials and Communication Services sectors positively contributed to ICAP’s high income and total return, while underweight exposure to the Consumer Staples sector and smaller market capitalized companies detracted from performance.

FACTOR	IMPACT	SUMMARY
Financials	Positive	Overweight exposure to the information technology sector relative to the benchmark contributed to outperformance.
Communication Services	Positive	Overweight exposure to the Communication Services sector relative to the Benchmark contributed to outperformance.
Consumer Staples	Negative	Underweight exposure to Consumer Staples sector relative to the Benchmark detracted from relative performance.
Company Market Capitalization	Negative	Overweight exposure to select small company issuers underperformed relative to their larger capitalized peers during the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, such as management fees, were deducted.
InfraCap Equity Income Fund ETF	PAGE 1	TSR-AR-81752T619

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/28/2021)
InfraCap Equity Income Fund ETF NAV	33.85	6.82
S&P 500 TR	33.89	9.94
Bloomberg US Large Cap Dividend Yield Total Return Index	29.56	11.50
Visit https://infracapfund.com/icap for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$60,814,638
Number of Holdings	155
Net Advisory Fee	$429,563
Portfolio Turnover	207%
30-Day SEC Yield	6.93%
30-Day SEC Yield Unsubsidized	6.93%
Visit https://infracapfund.com/icap for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)

Industry Breakdown	(% of investments)
Banks	14.5%
Oil, Gas & Consumable Fuels	12.4%
Specialized REITs	9.5%
Capital Markets	8.1%
Office REITs	7.1%
Retail REITs	4.5%
Mortgage REITs	3.9%
Financial Services	3.7%
Software	3.0%
Cash & Other	33.3%

Top 10 Issuers	(% of net assets)
Goldman Sachs Group, Inc.	4.5%
Equinix, Inc.	4.4%
Chevron Corp.	4.3%
Kilroy Realty Corp.	4.0%
M&T Bank Corp.	4.0%
MPLX LP	3.5%
Citigroup, Inc.	3.3%
Oracle Corp.	3.3%
Citizens Financial Group, Inc.	3.2%
Apollo Global Management, Inc.	3.1%

Security Type	(% of net assets)
Common Stocks	105.6%
Preferred Stocks	17.4%
Convertible Preferred Stocks	5.9%
Written Options	-0.2%
Cash & Other	-28.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://infracapfund.com/icap.
InfraCap Equity Income Fund ETF	PAGE 2	TSR-AR-81752T619

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Infrastructure Capital Advisors, LLC documents not be householded, please call toll-free at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
InfraCap Equity Income Fund ETF	PAGE 3	TSR-AR-81752T619

InfraCap Small Cap Income ETF
SCAP (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | November 30, 2024
This annual shareholder report contains important information about the InfraCap Small Cap Income ETF for the period of December 11, 2023, to November 30, 2024. You can find additional information about the Fund at https://infracapfund.com/scap. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST PERIOD*?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap Small Cap Income ETF	$219	1.94%
*	Period is inception date of December 11, 2023 through November 30, 2024.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended November 30, 2024, the Fund at NAV returned 33.28%. For the same period, the S&P 500 Index, a broad-based securities market index returned 32.26%, and the underlying Index, which serves as the style-specific index, returned 27.75%.
Sector allocation and company market capitalization were factors that positively contributed to SCAP’s relative outperformance to the Bloomberg US 2000 Value Total Return Index (“Benchmark”) for the 12-month period. SCAP’s overweight exposure to the Information Technology sector positively contributed to performance while overweight exposure to the Energy and Real Estate sectors detracted from relative performance.

FACTOR	IMPACT	SUMMARY
Information Technology	Positive	Overweight exposure to the information technology sector relative to the benchmark contributed to outperformance.
Company Market Capitalization	Positive	Overweight exposure to larger market capitalized companies within the small cap company sector contributed to outperformance.
Energy	Negative	The Fund’s overweight exposure to the energy sector relative to the benchmark detracted from relative performance.
Real Estate	Negative	The Fund’s overweight exposure to the real estate sector relative to the benchmark detracted from relative performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, such as management fees, were deducted.
InfraCap Small Cap Income ETF	PAGE 1	TSR-AR-81752T445

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/11/2023)
InfraCap Small Cap Income ETF NAV	33.28
S&P 500 TR	32.26
Bloomberg US 2000 Value Total Return Index	27.75
Visit https://infracapfund.com/scap for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$12,476,230
Number of Holdings	78
Net Advisory Fee	$52,889
Portfolio Turnover	139%
30-Day SEC Yield	6.06%
30-Day SEC Yield Unsubsidized	6.06%
Visit https://infracapfund.com/scap for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)

Industry Breakdown	(% of investments)
Banks	18.1%
Mortgage REITs	10.3%
Oil, Gas & Consumable Fuels	9.8%
Trading Companies & Distributors	5.2%
Chemicals	5.1%
Financial Services	4.3%
Capital Markets	3.7%
Office REITs	3.2%
Consumer Finance	3.0%
Cash & Other	37.3%

Top 10 Issuers	(% of net assets)
iShares Russell 2000 ETF	8.0%
Apollo Global Management, Inc.	3.8%
Chart Industries, Inc.	3.8%
Chimera Investment Corp.	3.6%
Herc Holdings, Inc.	3.5%
Rithm Capital Corp.	3.5%
AGNC Investment Corp.	3.4%
Casey’s General Stores, Inc.	3.2%
Tapestry, Inc.	3.2%
GATX Corp.	3.1%

Security Type	(% of net assets)
Common Stocks	87.0%
Preferred Stocks	22.5%
Convertible Preferred Stocks	9.0%
Exchange Traded Funds	8.0%
Written Options	0.0%
Cash & Other	-26.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://infracapfund.com/scap.
InfraCap Small Cap Income ETF	PAGE 2	TSR-AR-81752T445

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Infrastructure Capital Advisors, LLC documents not be householded, please call toll-free at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
InfraCap Small Cap Income ETF	PAGE 3	TSR-AR-81752T445

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those two fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Funds’ tax returns and distribution calculations. There were no “other services” provided by the principal accountant. For the fiscal years ended November 30, 2024 and November 30, 2023, the Funds’ principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for each of the past two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2024	FYE 11/30/2023
(a) Audit Fees	$37,000	$17,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$8,000	$4,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2024	FYE 11/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.

Non-Audit Related Fees	FYE 11/30/2024	FYE 11/30/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The members of the audit committee, all Independent Trustees, are as follows: Koji Felton, Debra McGinty-Poteet and Daniel B. Willey.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Series Portfolios Trust
InfraCap Equity Income Fund ETF
Ticker Symbol: ICAP
InfraCap Small Cap Income ETF
Ticker Symbol: SCAP
Core Financial Statements
November 30, 2024

InfraCap Equity Income Fund ETF
Schedule of Investments
as of November 30, 2024

	Shares	Value
COMMON STOCKS - 105.6%
Aerospace & Defense - 1.0%
General Dynamics Corp.	44	$12,496
RTX Corp.(a)(b)	5,072	617,922
		630,418
Banks - 17.2%
Bank of America Corp.(a)(c)	29,124	1,383,681
Citigroup, Inc.(a)(c)	28,533	2,022,134
Citizens Financial Group, Inc.(a)(c)	39,838	1,917,801
Fifth Third Bancorp(a)(c)	13,152	632,085
JPMorgan Chase & Company(c)	927	231,491
M&T Bank Corp.(a)(c)	10,930	2,404,491
Truist Financial Corp.(a)(c)	26,106	1,244,734
U.S. Bancorp(c)	12,017	640,386
		10,476,803
Beverages - 0.1%
Coca-Cola Co.(a)	625	40,050
Broadline Retail - 3.0%
Amazon.com, Inc.(a)(b)(c)(d)	8,790	1,827,353
Capital Markets - 10.3%
AllianceBernstein Holding LP(a)(c)	37,740	1,368,830
Ares Management Corp. - Class A(a)(c)	5,118	904,504
Goldman Sachs Group, Inc.(a)(c)	4,474	2,722,742
Morgan Stanley	9,806	1,290,568
		6,286,644
Chemicals - 1.1%
Dow, Inc.(a)(c)	15,499	685,211
Communications Equipment - 0.5%
Cisco Systems, Inc.(b)	5,077	300,609
Diversified Telecommunication Services - 0.6%
AT&T, Inc.(a)(c)	4,867	112,720
Verizon Communications, Inc.(a)(c)	5,251	232,829
		345,549
Electric Utilities - 3.5%
Duke Energy Corp.	1,108	129,691
Edison International(a)(c)	11,973	1,050,631
NextEra Energy, Inc.(b)(c)	2,072	163,004
Southern Co.(b)(c)	8,591	765,716
		2,109,042
Food Products - 1.8%
Kraft Heinz Co.(a)(b)(c)	33,727	1,078,252

The accompanying notes are an integral part of these financial statements.

1

InfraCap Equity Income Fund ETF
Schedule of Investments
as of November 30, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Gas Utilities - 3.1%
Northwest Natural Holding Co.(a)(c)	10,750	$471,065
UGI Corp.(a)(c)	46,510	1,412,509
		1,883,574
Health Care Providers & Services - 0.0%(e)
UnitedHealth Group, Inc.	11	6,712
Health Care REITs - 0.8%
Healthcare Realty Trust, Inc.(a)(c)	25,747	471,685
Hotels, Restaurants & Leisure - 3.2%
Bloomin’ Brands, Inc.(a)(c)	42,810	596,772
McDonald’s Corp.(b)	4,116	1,218,377
Red Rock Resorts, Inc. - Class A(a)(c)	3,035	152,023
		1,967,172
Industrial Conglomerates - 2.3%
3M Company(a)(c)	2,558	341,570
Honeywell International, Inc.(a)(b)	4,565	1,063,325
		1,404,895
Industrial REITs - 1.7%
Rexford Industrial Realty, Inc.(a)(c)	24,049	1,011,982
Machinery - 0.7%
Caterpillar, Inc.(b)	1,036	420,730
Multi-Utilities - 1.9%
Algonquin Power & Utilities Corp.(a)(c)	229,174	1,134,412
Dominion Energy, Inc.	99	5,816
		1,140,228
Office REITs - 9.1%
Alexandria Real Estate Equities, Inc.(a)(c)	11,189	1,233,363
Boston Properties, Inc.(a)(c)	23,195	1,901,758
Kilroy Realty Corp.(a)(c)	58,460	2,427,844
		5,562,965
Oil, Gas & Consumable Fuels - 16.0%
Chevron Corp.(a)(b)(c)	16,071	2,602,377
Diamondback Energy, Inc.(a)(b)(c)	4,765	846,216
Enbridge, Inc.(a)(c)	38,245	1,659,068
Energy Transfer LP(a)	964	19,145
Exxon Mobil Corporation(a)(b)(c)	12,631	1,489,953
Kinder Morgan, Inc.(a)(c)	21,943	620,328
ONEOK, Inc.(a)	1,011	114,850
MPLX LP(a)(c)	41,482	2,142,960
Plains All American Pipeline LP(a)(c)	10,360	193,421
South Bow Corp.	97	2,527

The accompanying notes are an integral part of these financial statements.

2

InfraCap Equity Income Fund ETF
Schedule of Investments
as of November 30, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil, Gas & Consumable Fuels - (Continued)
TC Energy Corp.	76	$3,719
Williams Cos., Inc.	82	4,799
		9,699,363
Pharmaceuticals - 0.9%
Johnson & Johnson(a)	327	50,688
Merck & Co., Inc.(a)(b)(c)	5,095	517,856
		568,544
Retail REITs - 5.9%
Federal Realty Investment Trust(a)(c)	15,115	1,763,165
Realty Income Corp.(a)(c)	13,397	775,552
Simon Property Group, Inc.(a)(c)	5,575	1,023,570
		3,562,287
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom, Inc.(a)(b)(c)	6,730	1,090,798
Software - 3.8%
Microsoft Corp.	751	318,019
Oracle Corp.(a)(b)(c)	10,912	2,016,974
		2,334,993
Specialized REITs - 11.8%
American Tower Corp.(a)(c)	1,654	345,686
Crown Castle, Inc.(a)(c)	6,150	653,437
Digital Realty Trust, Inc.(a)(c)	9,166	1,793,695
EPR Properties(a)(c)	4,071	184,701
Equinix, Inc.(a)(c)	2,712	2,661,774
Iron Mountain, Inc.(a)	3,288	406,627
Safehold, Inc.(a)(c)	51,767	1,105,743
		7,151,663
Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.(a)(c)	27,138	575,868
Tobacco - 1.2%
Altria Group, Inc.	704	40,649
Philip Morris International, Inc.(a)(b)(c)	5,091	677,408
		718,057
Wireless Telecommunication Services - 1.4%
Vodafone Group PLC - ADR(a)(c)	96,843	868,682
TOTAL COMMON STOCKS (Cost $60,030,711)		64,220,129

The accompanying notes are an integral part of these financial statements.

3

InfraCap Equity Income Fund ETF
Schedule of Investments
as of November 30, 2024 (Continued)

	Shares	Value
PREFERRED STOCKS - 17.4%
Banks - 1.5%
Bank of America Corp. Series 02, 5.43% (3 mo. Term SOFR + 0.91%), Perpetual Maturity(a)(c)	10,158	$234,243
Bank of Hawaii Corp. 8.00%, Perpetual Maturity(a)(c)	1,173	31,202
Flagstar Financial, Inc., Series A., 6.38% to 03/17/2027 then 3 mo. SOFR + 3.82%, Perpetual Maturity(f)	5,118	114,285
Valley National Bancorp, Series C, 8.25% to 09/30/2029 then 5 yr. CMT Rate + 4.18%, Perpetual Maturity(a)(c)(f)	20,476	537,905
		917,635
Capital Markets - 0.1%
Trinity Capital, Inc. 7.88%, 03/30/2029(a)	1,727	43,935
Commercial Services & Supplies - 0.2%
Pitney Bowes, Inc. 6.70%, 03/07/2043(a)(c)	5,180	103,652
Consumer Finance - 2.8%
Atlanticus Holdings Corp. Series *, 9.25%, 01/31/2029	1,036	25,848
SLM Corp. Series B, 6.91% (3 mo. Term SOFR + 1.96%), Perpetual Maturity(a)(c)(f)	22,104	1,658,242
		1,684,090
Diversified REITs - 0.9%
Global Net Lease, Inc. Series B, 6.88%, Perpetual Maturity(a)(c)	24,255	537,248
Diversified Telecommunication Services - 0.3%
Qwest Corp.
6.75%, 06/15/2057	10,360	186,169
6.50%, 09/01/2056	5	88
		186,257
Electrical Equipment - 1.2%
Babcock & Wilcox Enterprises, Inc. Series A, 7.75%, Perpetual Maturity(a)(c)	52,726	743,437
Financial Services - 1.6%
Corebridge Financial, Inc. 6.38%, 12/15/2064	40,000	995,520
Health Care REITs - 0.6%
Diversified Healthcare Trust
5.63%, 08/01/2042(a)(c)	24,626	365,942
6.25%, 02/01/2046	641	9,878
		375,820
Hotel & Resort REITs - 1.9%
RLJ Lodging Trust Series A, 1.95%, Perpetual Maturity	45,754	1,158,949
Insurance - 1.0%
Aspen Insurance Holdings Ltd. 7.00%, Perpetual Maturity	24,000	598,080

The accompanying notes are an integral part of these financial statements.

4

InfraCap Equity Income Fund ETF
Schedule of Investments
as of November 30, 2024 (Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Mortgage REITs - 5.1%
AGNC Investment Corp., Series G, 7.75% to 10/15/2027 then 5 yr. CMT Rate + 4.39%, Perpetual Maturity(a)(c)(f)	21,500	$542,230
MFA Financial, Inc. 8.88%, 02/15/2029(a)	12,761	324,002
New York Mortgage Trust, Inc., Series D, 8.00% to 10/15/2027 then 3 mo. SOFR + 5.70%, Perpetual Maturity(a)(c)(f)	50,656	1,165,088
Redwood Trust, Inc. 9.00%, 09/01/2029(a)(c)	40,952	1,036,085
		3,067,405
Real Estate Management & Development - 0.2%
DigitalBridge Group, Inc. Series H, 7.13%, Perpetual Maturity(c)	4,993	125,824
Wireless Telecommunication Services - 0.0%(e)
United States Cellular Corp.
6.25%, 09/01/2069	319	7,474
5.50%, 03/01/2070	284	6,452
5.50%, 06/01/2070	206	4,693
		18,619
TOTAL PREFERRED STOCKS (Cost $10,673,672)		10,556,471

CONVERTIBLE PREFERRED STOCKS - 5.9%
Electric Utilities - 0.3%
NextEra Energy, Inc. 6.93%, 09/01/2025(a)(c)	3,795	164,741
Financial Services - 3.1%
Apollo Global Management, Inc. 6.75%, 07/31/2026	20,595	1,908,745
Machinery - 0.9%
Chart Industries, Inc. Series B, 6.75%, 12/15/2025(a)(c)	7,832	563,591
Specialized REITs - 0.4%
EPR Properties Series E, 9.00%, Perpetual Maturity(a)(c)	9,118	269,665
Technology Hardware, Storage & Peripherals - 1.2%
Hewlett Packard Enterprise Co. 7.63%, 09/01/2027(a)(c)	11,261	696,605
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,912,481)		3,603,347
TOTAL INVESTMENTS - 128.9% (Cost $73,616,864)		$78,379,947
Liabilities in Excess of Other Assets - (28.9)%		(17,565,309)
TOTAL NET ASSETS - 100.0%		$60,814,638

The accompanying notes are an integral part of these financial statements.

5

InfraCap Equity Income Fund ETF
Schedule of Investments
as of November 30, 2024 (Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury Rate

PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	All or a portion of security has been committed as collateral for a borrowing facility. The total value of assets committed as collateral as of November 30, 2024 is $41,852,545.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of security has been committed as collateral for open written options contracts. The total value of assets committed as collateral as of November 30, 2024 is $11,444,782.
(d)	Non-income producing security.
(e)	Represents less than 0.05% of net assets.
(f)	This security represents a fixed to float/variable rate preferred stock. The coupon rate shown represents the fixed rate as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

6

INFRACAP EQUITY INCOME FUND ETF
SCHEDULE OF WRITTEN OPTIONS
as of November 30, 2024

	Notional Amount	Contracts(a)	Value
WRITTEN OPTIONS(b)
Call Options
Amazon.com, Inc.
Expiration: 12/06/2024; Exercise Price: $220.00	$(207,890)	(10)	$(290)
Expiration: 12/13/2024; Exercise Price: $225.00	(207,890)	(10)	(370)
Expiration: 12/20/2024; Exercise Price: $225.00	(207,890)	(10)	(730)
Broadcom, Inc.
Expiration: 12/06/2024; Exercise Price: $205.00	(810,400)	(50)	(25)
Expiration: 12/13/2024; Exercise Price: $205.00	(486,240)	(30)	(390)
Expiration: 12/20/2024; Exercise Price: $205.00	(162,080)	(10)	(260)
Expiration: 12/27/2024; Exercise Price: $205.00	(162,080)	(10)	(335)
Chevron Corp.
Expiration: 12/20/2024; Exercise Price: $170.00	(1,619,300)	(100)	(4,200)
Expiration: 01/17/2025; Exercise Price: $170.00	(1,619,300)	(100)	(17,500)
Cisco Systems, Inc.
Expiration: 12/20/2024; Exercise Price: $61.00	(177,630)	(30)	(900)
Expiration: 12/27/2024; Exercise Price: $62.00	(59,210)	(10)	(240)
Expiration: 01/03/2025; Exercise Price: $62.00	(118,420)	(20)	(600)
Diamondback Energy, Inc.
Expiration: 12/20/2024; Exercise Price: $200.00	(355,180)	(20)	(600)
Expiration: 12/27/2024; Exercise Price: $205.00	(177,590)	(10)	(875)
Expiration: 01/03/2025; Exercise Price: $195.00	(177,590)	(10)	(1,900)
Exxon Mobil Corp.
Expiration: 12/06/2024; Exercise Price: $126.00	(117,960)	(10)	(30)
Expiration: 12/13/2024; Exercise Price: $126.00	(589,800)	(50)	(600)
Expiration: 12/20/2024; Exercise Price: $126.00	(353,880)	(30)	(810)
Expiration: 12/27/2024; Exercise Price: $126.00	(235,920)	(20)	(760)
Expiration: 01/03/2025; Exercise Price: $126.00	(235,920)	(20)	(1,070)
Kraft Heinz Co.
Expiration: 12/13/2024; Exercise Price: $33.00	(351,670)	(110)	(1,540)
Expiration: 12/20/2024; Exercise Price: $33.00	(319,700)	(100)	(2,050)
McDonald’s Corp.
Expiration: 12/06/2024; Exercise Price: $320.00	(1,480,050)	(50)	(350)
Expiration: 12/13/2024; Exercise Price: $320.00	(1,480,050)	(50)	(500)
Expiration: 12/20/2024; Exercise Price: $320.00	(2,960,100)	(100)	(1,400)
Expiration: 12/27/2024; Exercise Price: $315.00	(2,960,100)	(100)	(3,200)
Expiration: 12/27/2024; Exercise Price: $325.00	(2,960,100)	(100)	(1,000)
Expiration: 01/03/2025; Exercise Price: $315.00	(2,960,100)	(100)	(6,900)
Expiration: 01/17/2025; Exercise Price: $315.00	(1,776,060)	(60)	(8,040)
Merck & Co., Inc.
Expiration: 12/06/2024; Exercise Price: $115.00	(254,100)	(25)	(388)
Expiration: 12/20/2024; Exercise Price: $115.00	(254,100)	(25)	(125)
Expiration: 12/27/2024; Exercise Price: $110.00	(406,560)	(40)	(840)
Expiration: 01/17/2025; Exercise Price: $110.00	(304,920)	(30)	(2,430)

The accompanying notes are an integral part of these financial statements.

7

INFRACAP EQUITY INCOME FUND ETF
SCHEDULE OF WRITTEN OPTIONS
as of November 30, 2024 (Continued)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (Continued)
Call Options - (Continued)
NextEra Energy, Inc.
Expiration: 12/06/2024; Exercise Price: $80.00	$(78,670)	(10)	$(490)
Expiration: 12/13/2024; Exercise Price: $80.00	(157,340)	(20)	(2,000)
Expiration: 12/20/2024; Exercise Price: $82.50	(78,670)	(10)	(580)
Expiration: 01/17/2025; Exercise Price: $85.00	(157,340)	(20)	(1,850)
Oracle Corp., Expiration: 12/06/2024; Exercise Price: $192.50	(369,680)	(20)	(780)
RTX Corp., Expiration: 12/06/2024; Exercise Price: $123.00	(243,660)	(20)	(1,540)
Southern Co.
Expiration: 12/06/2024; Exercise Price: $91.00	(445,650)	(50)	(450)
Expiration: 12/13/2024; Exercise Price: $91.00	(445,650)	(50)	(1,000)
Expiration: 12/20/2024; Exercise Price: $91.00	(445,650)	(50)	(6,250)
Total Call Options			(76,188)
Put Options
Caterpillar, Inc., Expiration: 12/06/2024; Exercise Price: $380.00	(406,110)	(10)	(190)
Chevron Corp.
Expiration: 12/06/2024; Exercise Price: $160.00	(809,650)	(50)	(3,350)
Expiration: 12/13/2024; Exercise Price: $160.00	(161,930)	(10)	(1,250)
Exxon Mobil Corp., Expiration: 12/06/2024; Exercise Price: $120.00	(294,900)	(25)	(5,925)
Honeywell International, Inc., Expiration: 12/06/2024; Exercise Price: $230.00	(465,860)	(20)	(2,600)
Philip Morris International, Inc.
Expiration: 12/06/2024; Exercise Price: $128.00	(133,060)	(10)	(110)
Expiration: 12/13/2024; Exercise Price: $126.00	(133,060)	(10)	(575)
Expiration: 12/13/2024; Exercise Price: $127.00	(133,060)	(10)	(300)
Expiration: 12/20/2024; Exercise Price: $126.00	(133,060)	(10)	(450)
Expiration: 12/20/2024; Exercise Price: $127.00	(266,120)	(20)	(1,020)
Expiration: 12/27/2024; Exercise Price: $127.00	(266,120)	(20)	(2,450)
Total Put Options			(18,220)
TOTAL WRITTEN OPTIONS (Premiums received $110,766)			$(94,408)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

8

InfraCap Small Cap Income ETF
Schedule of Investments
as of November 30, 2024

	Shares	Value
COMMON STOCKS - 87.0%
Aerospace & Defense - 1.8%
Woodward, Inc.(a)	1,222	$220,351
Banks - 17.9%
Bank of NT Butterfield & Son Ltd.(a)(c)	7,535	285,802
BankUnited, Inc.	1,900	79,933
East West Bancorp, Inc.(a)(c)	3,522	386,293
ESSA Bancorp, Inc.	3,800	78,546
First Horizon Corp.	100	2,113
HarborOne Bancorp, Inc.	5,950	76,636
Kearny Financial Corp./MD	9,600	76,032
Metrocity Bankshares, Inc.(a)	8,615	295,839
Pinnacle Financial Partners, Inc.(a)	2,544	323,368
Popular, Inc.(a)	1,336	132,745
Preferred Bank/Los Angeles CA(a)	3,717	350,625
Western Alliance Bancorp(a)	1,577	147,623
		2,235,555
Beverages - 0.0%(e)
Celsius Holdings, Inc.(d)	120	3,414
Capital Markets - 4.7%
AllianceBernstein Holding LP(a)(c)	5,265	190,962
Jefferies Financial Group, Inc.(a)	2,641	209,009
Lazard, Inc.(a)	3,250	188,727
		588,698
Chemicals - 6.4%
AdvanSix, Inc.(a)	9,976	323,921
Avient Corp.(a)(c)	5,389	276,186
Element Solutions, Inc.(a)	7,098	203,571
		803,678
Consumer Finance - 1.6%
SLM Corp.(a)(c)	7,161	196,068
Consumer Staples Distribution & Retail - 3.2%
Casey’s General Stores, Inc.(a)	953	401,108
Diversified REITs - 1.5%
Essential Properties Realty Trust, Inc.(a)	5,580	190,278
Electric Utilities - 1.9%
Portland General Electric Co.(a)	5,009	240,031
Financial Services - 1.6%
Mr Cooper Group, Inc.(a)(d)	1,248	123,140
Waterstone Financial, Inc.	5,100	76,959
		200,099

The accompanying notes are an integral part of these financial statements.

9

InfraCap Small Cap Income ETF
Schedule of Investments
as of November 30, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care REITs - 1.1%
Community Healthcare Trust, Inc.(a)	7,425	$140,332
Hotel & Resort REITs - 1.4%
Park Hotels & Resorts, Inc.(a)	10,825	168,329
Hotels, Restaurants & Leisure - 1.5%
Bloomin’ Brands, Inc.(a)	13,108	182,726
Industrial REITs - 2.8%
Rexford Industrial Realty, Inc.(a)	5,186	218,227
STAG Industrial, Inc.(a)(c)	3,696	135,976
		354,203
Insurance - 0.0%(e)
Assurant, Inc.	16	3,634
Media - 1.8%
New York Times Co. - Class A(a)	4,105	222,737
Mortgage REITs - 3.6%
AGNC Investment Corp.(a)	23,135	223,484
Rithm Capital Corp.(a)	20,348	228,915
		452,399
Multi-Utilities - 1.1%
Algonquin Power & Utilities Corp.(a)	26,375	130,556
Office REITs - 2.1%
Kilroy Realty Corp.(a)(c)	6,237	259,023
Oil, Gas & Consumable Fuels - 12.4%
Chord Energy Corp.(a)	2,437	310,766
Delek Logistics Partners LP(a)	6,282	253,416
Murphy Oil Corp.(a)	9,654	313,465
Plains GP Holdings LP(a)(c)	16,587	332,072
SM Energy Co.(a)	7,408	334,768
		1,544,487
Real Estate Management & Development - 1.1%
Marcus & Millichap, Inc.(a)	3,250	135,233
Retail REITs - 3.5%
Brixmor Property Group, Inc.(a)(c)	8,316	250,062
NETSTREIT Corp.(a)(c)	11,758	190,597
		440,659
Semiconductors & Semiconductor Equipment - 3.0%
MKS Instruments, Inc.(a)	3,289	373,762

The accompanying notes are an integral part of these financial statements.

10

InfraCap Small Cap Income ETF
Schedule of Investments
as of November 30, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Specialized REITs - 1.2%
Safehold, Inc.(a)	6,718	$143,496
Textiles, Apparel & Luxury Goods - 3.2%
Tapestry, Inc.	6,330	394,232
Trading Companies & Distributors - 6.6%
GATX Corp.(a)	2,368	388,731
Herc Holdings, Inc.(a)(c)	1,884	437,088
		825,819
TOTAL COMMON STOCKS (Cost $9,853,895)		10,850,907
PREFERRED STOCKS - 22.5%
Banks - 5.0%
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual Maturity(a)(c)(f)	8,646	216,150
Flagstar Financial, Inc., Series A., 6.38% to 03/17/2027 then 3 mo. SOFR + 3.82%, Perpetual Maturity(f)	15,626	348,928
Valley National Bancorp, Series A, 6.25% to 06/30/2025 then 3 mo. SOFR + 3.85%, Perpetual Maturity(a)(c)(f)	2,226	56,051
		621,129
Commercial Services & Supplies - 0.9%
Pitney Bowes, Inc. 6.70%, 03/07/2043(a)	5,409	108,234
Consumer Finance - 2.3%
Atlanticus Holdings Corp. Series *, 9.25%, 01/31/2029(a)	11,376	283,831
Diversified REITs - 1.8%
Global Net Lease, Inc. Series A, 7.25%, Perpetual Maturity(a)	9,438	218,962
Health Care REITs - 0.4%
Diversified Healthcare Trust 5.63%, 08/01/2042(a)	3,458	51,386
Mortgage REITs - 9.3%
AG Mortgage Investment Trust, Inc. Series B, 8.00%, Perpetual Maturity(a)	14,601	317,718
AGNC Investment Corp. Series D, 9.25% (3 mo. Term SOFR + 4.59%), Perpetual Maturity(a)(c)(f)	7,821	199,122
Chimera Investment Corp.
Series A, 8.00%, Perpetual Maturity(a)	9,380	225,026
Series B, 10.66% (3 mo. Term SOFR + 6.05%), Perpetual Maturity(a)(f)	8,695	219,375
Rithm Capital Corp., Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual Maturity(a)(c)(f)	8,514	203,570
		1,164,811
Office REITs - 2.0%
Vornado Realty Trust Series L, 5.40%, Perpetual Maturity(a)	13,740	250,206

The accompanying notes are an integral part of these financial statements.

11

InfraCap Small Cap Income ETF
Schedule of Investments
as of November 30, 2024 (Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Trust, Fiduciary, and Custody Activities - 0.8%
SCE Trust IV, Series J, 5.38% to 09/15/2025 then 3 mo. Term SOFR + 3.39%, Perpetual Maturity(a)(c)(f)	4,234	$105,130
TOTAL PREFERRED STOCKS (Cost $2,649,907)		2,803,689
CONVERTIBLE PREFERRED STOCKS - 9.0%
Financial Services - 3.8%
Apollo Global Management, Inc. 6.75%, 07/31/2026	5,103	472,946
Machinery - 3.8%
Chart Industries, Inc. Series B, 6.75%, 12/15/2025(a)(c)	6,557	471,842
Technology Hardware, Storage & Peripherals - 1.4%
Hewlett Packard Enterprise Co. 7.63%, 09/01/2027(a)	2,874	177,785
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $847,787)		1,122,573
EXCHANGE TRADED FUNDS - 8.0%
iShares Russell 2000 ETF(a)(b)	4,133	999,649
TOTAL EXCHANGE TRADED FUNDS (Cost $905,006)		999,649
TOTAL INVESTMENTS - 126.5% (Cost $14,256,595)		$15,776,818
Liabilities in Excess of Other Assets - (26.5)%		(3,300,588)
TOTAL NET ASSETS - 100.0%		$12,476,230

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.
CMT - Constant Maturity Treasury Rate
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	All or a portion of security has been committed as collateral for a borrowing facility. The total value of assets committed as collateral as of November 30, 2024 is $11,487,954.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of security has been committed as collateral for open written options contracts. The total value of assets committed as collateral as of November 30, 2024 is $695,925.
(d)	Non-income producing security.
(e)	Represents less than 0.05% of net assets.
(f)	This security represents a fixed to float/variable rate preferred stock. The coupon rate shown represents the fixed rate as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

12

INFRACAP SMALL CAP INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
as of November 30, 2024

	Notional Amount	Contracts(a)	Value
WRITTEN OPTIONS(b)
Call Options
iShares Russell 2000 ETF
Expiration: 12/06/2024; Exercise Price: $250.00	$(241,870)	(10)	$(500)
Expiration: 12/06/2024; Exercise Price: $255.00	(241,870)	(10)	(110)
Expiration: 12/13/2024; Exercise Price: $260.00	(241,870)	(10)	(220)
Expiration: 12/13/2024; Exercise Price: $262.00	(362,805)	(15)	(225)
Expiration: 12/20/2024; Exercise Price: $255.00	(241,870)	(10)	(1,140)
Expiration: 12/20/2024; Exercise Price: $265.00	(362,805)	(15)	(450)
Expiration: 12/27/2024; Exercise Price: $258.00	(241,870)	(10)	(1,070)
Expiration: 12/27/2024; Exercise Price: $270.00	(362,805)	(15)	(345)
Expiration: 01/03/2025; Exercise Price: $265.00	(241,870)	(10)	(630)
Expiration: 01/03/2025; Exercise Price: $270.00	(241,870)	(10)	(400)
Total Call Options			(5,090)
TOTAL WRITTEN OPTIONS (Premiums received $5,716)			$(5,090)

Percentages are stated as a percent of net assets.
ETF - Exchange Traded Fund
(a)	100 shares per contract.
(b)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

13

iCAP ETFs
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2024

	InfraCap Equity Income Fund ETF	InfraCap Small Cap Income ETF
ASSETS:
Investments, at value	$78,379,947	$15,776,818
Cash	1,782,967	178,684
Receivable for investments sold	901,150	—
Dividends and interest receivable	247,931	35,817
Deposit at broker for written option contracts	—	5,712
Total assets	81,311,995	15,997,031
LIABILITIES:
Written option contracts, at value	94,408	5,090
Loans payable	19,258,928	3,498,341
Payable for investments purchased	812,800	—
Due to broker for written option contracts	204,457	—
Accrued loan interest	77,384	15,228
Payable to Adviser	32,121	2,047
Accrued broker interest	17,259	95
Total liabilities	20,497,357	3,520,801
NET ASSETS	$60,814,638	$12,476,230
Net Assets Consists of:
Paid-in capital	$57,100,519	$10,893,585
Total distributable earnings	3,714,119	1,582,645
Total net assets	$60,814,638	$12,476,230
Shares issued and outstanding(a)	2,150,000	330,000
Net asset value per share	$28.29	$37.81
Cost:
Investments, at cost	$73,616,864	$14,256,595
Proceeds:
Written options premium	$110,766	$5,716

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

14

iCAP ETFs
Statements of Operations
For the Periods Ended November 30, 2024

	InfraCap Equity Income Fund ETF	InfraCap Small Cap Income ETF(a)
INVESTMENT INCOME:
Dividend income	$2,766,717	$297,945
Less: Dividend withholding taxes	(36,877)	(2,198)
Less: Issuance fees	(3,350)	—
Interest income	21,981	2,730
Total investment income	2,748,471	298,477
EXPENSES:
Loan interest expense (See Note 8)	1,039,626	74,138
Investment advisory fee (See Note 3)	429,563	52,889
Broker interest expense	245,152	1,327
Other expenses	561	—
Total expenses	1,714,902	128,354
Net investment income	1,033,569	170,123
REALIZED AND change in unrealized gain/(loss) on investments:
Net realized gain/(loss) from:
Investments	3,821,260	350,936
In-kind redemptions	615,334	279,332
Written option contracts expired or closed	666,141	(27,390)
Securities sold short	13	—
Net realized gain	5,102,748	602,878
Net change in unrealized appreciation/depreciation on:
Investments	9,624,261	1,520,223
Written option contracts	61,691	626
Net change in unrealized appreciation/depreciation	9,685,952	1,520,849
Net realized and unrealized gain	14,788,700	2,123,727
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,822,269	$2,293,850

(a)	Commencement date of the Fund was December 11, 2023.
The accompanying notes are an integral part of these financial statements.

15

iCAP ETFs
Statements of Changes in Net Assets

	InfraCap Equity Income Fund ETF		InfraCap Small Cap Income ETF
	Year Ended November 30,		Period Ended November 30, 2024(a)
	2024	2023
OPERATIONS:
Net investment income	$1,033,569	$1,970,824	$170,123
Net realized gain/(loss)	5,102,748	(3,039,304)	602,878
Net change in unrealized appreciation/(depreciation)	9,685,952	(2,359,308)	1,520,849
Net increase/(decrease) in net assets from operations	15,822,269	(3,427,788)	2,293,850
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings (See Note 4)	(3,140,035)	(2,221,837)	(428,525)
From return of capital (See Note 4)	(1,467,965)	(1,956,746)	—
Total distributions to shareholders	(4,608,000)	(4,178,583)	(428,525)
CAPITAL TRANSACTIONS:
Subscriptions	5,150,723	28,822,965	14,195,960
Redemptions	(4,446,940)	(1,936,460)	(3,585,055)
Net increase in net assets from capital transactions	703,783	26,886,505	10,610,905
Net increase in net assets	11,918,052	19,280,134	12,476,230
NET ASSETS:
Beginning of the period	48,896,586	29,616,452	—
End of the period	$60,814,638	$48,896,586	$12,476,230
SHARES TRANSACTIONS
Subscriptions	200,000	1,100,000	440,000
Redemptions	(175,000)	(75,000)	(110,000)
Total increase in shares outstanding	25,000	1,025,000	330,000

(a)	Commencement date of the Fund was December 11, 2023.
The accompanying notes are an integral part of these financial statements.

16

iCAP ETFs
Statements of Cash Flows
For the Periods Ended November 30, 2024

	InfraCap Equity Income Fund ETF	InfraCap Small Cap Income ETF(a)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$15,822,269	$2,293,850
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(149,864,123)	(28,907,848)
Purchases of short-term investments, net	367,302	—
Proceeds from sales of investments	149,931,899	15,281,521
Increase in receivable for investments sold	(850,078)	—
Increase in payable to Adviser	4,839	2,047
(Increase) decrease in dividends and interest receivable	167,132	(35,817)
Purchases to cover securities sold short	(2,462)	—
Premiums received on written option contracts	1,942,319	37,453
Written option contracts expired or closed	(1,004,468)	(59,127)
Decrease in payable for investments purchased	(110,438)	—
(Decrease) increase in accrued expenses and other liabilities	(14,812)	15,323
Net realized gain on investments	(3,821,260)	(350,936)
Net realized gain on securities sold short	(13)	—
Net realized (gain) loss on written option contracts	(666,141)	27,390
Net realized gain on redemptions in-kind	(615,334)	(279,332)
Change in unrealized appreciation/depreciation on investments	(9,624,300)	(1,520,223)
Change in unrealized appreciation/depreciation on written option contracts	(61,691)	(626)
Net cash from operating activities	1,600,640	(13,496,325)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold, net of change in receivable for Fund shares sold	5,150,723	14,195,960
Payment for shares redeemed	(4,446,940)	(3,585,055)
Cash distributions paid to shareholders, net of reinvestments	(4,608,000)	(428,525)
Loan borrowings	52,295,138	7,740,299
Loan repayments	(48,499,999)	(4,241,958)
Net cash provided by financing activities	(109,078)	13,680,721
Net change in cash	1,491,562	184,396
CASH AND RESTRICTED CASH:
Beginning Balance	86,948	—
Ending Balance	$1,578,510	$184,396
SUPPLEMENTAL DISCLOSURES:
Broker expense on written options	260,452	1,232
Cash paid for loan interest expense	1,039,138	58,910
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	30,978	—
Deposits at broker for written options contracts	55,970	—

The accompanying notes are an integral part of these financial statements.

17

iCAP ETFs
Statements of Cash Flows
For the Periods Ended November 30, 2024 (Continued)

	InfraCap Equity Income Fund ETF	InfraCap Small Cap Income ETF(a)
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$ 1,782,967	$ 178,684
Deposits at broker for written options contracts	—	5,712
Due to broker for written options contracts	(204,457)	—

(a)	Commencement date of the Fund was December 11, 2023.
The accompanying notes are an integral part of these financial statements.

18

InfraCap Equity Income Fund ETF
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout the periods.

	Year Ended November 30,		For the Period Inception through November, 30, 2022(a)
	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$23.01	$26.92	$30.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.49	1.08	1.25
Net realized and unrealized gain (loss) on investments	6.97	(2.68)	(2.41)
Total from investment operations	7.46	(1.60)	(1.16)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.48)	(1.07)	(1.92)
Net realized gains	—	(0.16)	—
Return of capital	(0.70)	(1.08)	—
Total distributions	(2.18)	(2.31)	(1.92)
Net asset value, end of period	$28.29	$23.01	$26.92
Total return, at NAV(c)	33.85%	−5.78%	−3.84%
Total return, at market(c)	33.89%	−5.37%	−4.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$60,815	$48,897	$29,616
Ratio of gross expenses to average net assets(d)	3.19%	2.96%	1.71%
Ratio of broker interest expense to average net assets(d)	2.39%	2.16%	0.91%
Ratio of operational expenses to average net assets excluding broker interest expense(d)	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets(d)	1.92%	4.54%	4.89%
Portfolio turnover rate(c)(e)(f)	207%	144%	87%

(a)	Commencement date of the Fund was December 28, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes in-kind transactions associated with creations of the Fund.
(f)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, written option contracts and in-kind transactions associated with the creation units and redemptions). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

19

InfraCap Small Cap Income ETF
Financial Highlights
For a Fund share outstanding throughout the period.

For the Period Inception through November, 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.14
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.85
Net realized and unrealized gain on investments	8.88
Total from investment operations	9.73
LESS DISTRIBUTIONS FROM:
Net investment income	(2.06)
Total distributions	(2.06)
Net asset value, end of period	$37.81
Total return, at NAV(d)	33.28%
Total return, at market(d)	33.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,476
Ratio of expenses to average net assets(e)(f)	1.94%
Ratio of broker interest expense to average net assets(e)(f)	1.14%
Ratio of operational expenses to average net assets excluding broker interest expense (e)(f)	0.80%
Ratio of net investment income to average net assets(e)(f)	2.57%
Portfolio turnover rate(d)(g)(h)	139%

(a)	Commencement date of the Fund was December 11, 2023.
(b)	Calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Not annualized.
(e)	Annualized.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Excludes in-kind transactions associated with creations of the Fund.
(h)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, written option contracts and in-kind transactions associated with the creation units and redemptions). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

20

iCAP ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The InfraCap Equity Income Fund ETF and the InfraCap Small Cap Income ETF (each separately a “Fund” and collectively, the “Funds”) each have their own investment objectives and policies with the Trust. The InfraCap Equity Income Fund ETF commenced operations on December 28, 2021. The InfraCap Small Cap Income ETF commenced operations on December 11, 2023. The Funds’ investment adviser, Infrastructure Capital Advisors, LLC (the “Adviser”) is responsible for providing management oversight, investment advisory services, day- to-day management of the Funds’ assets, as well as compliance, sales, marketing, and operations services to the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust. Organizational costs that were incurred to establish the Funds to enable them to legally do business were paid for by the Adviser. These payments are not recoupable by the Adviser.
The InfraCap Equity Income Fund ETF investment objective is to maximize income and pursue total return opportunities. The Fund, under normal conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that pay dividends during normal market conditions. The Fund’s investments in equity securities may include common stocks, preferred stocks and convertible securities. The Fund may invest in the equity securities of companies of any market capitalization. To assist the Adviser’s portfolio management process, the Adviser may purchase and write put and call options in an effort to (i) generate additional income and reduce volatility in the portfolio, (ii) remove or add securities from the portfolio (i.e., convertible securities), (iii) facilitate total return opportunities, and (iv) hedge against market risks or other risks in the Fund’s portfolio.
The InfraCap Small Cap Income ETF investment objective is to seek total return through a blended approach of capital appreciation and current income. The Fund, under normal conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization companies. The Fund defines small capitalization (“Small Cap”) companies as those companies with a market capitalization, at the time of initial investment, that is within or below the range of companies in the Russell 2000® Index. To assist the Adviser’s portfolio management process, the Adviser may purchase and write put and call options in an effort to (i) generate additional income and reduce volatility in the portfolio, (ii) remove or add securities from the portfolio (i.e., convertible securities), (iii) facilitate total return opportunities, and (iv) hedge against market risks or other risks in the Fund’s portfolio.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds. Equity securities, including common stocks, convertible preferred stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded

21

iCAP ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Continued)
equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ net asset values (“NAVs”) are calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAVs. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Funds’ NAVs in advance of the time the NAVs are calculated. These securities are categorized in Level 2 of the fair value hierarchy.
Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAVs. To the extent these securities are valued at their NAVs per share, they are categorized in Level 1 of the fair value hierarchy.
Exchange traded options are valued at the last reported sale price on the exchange on which the security is principally traded. If the last sale price is not available the composite mean price can be used, which calculates the mean price of the highest bid price and the lowest ask price across the exchanges where the option is principally traded. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAVs. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Infrastructure Capital Advisors, LLC (the “Adviser”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

22

iCAP ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ securities by Level within the fair value hierarchy as of November 30, 2024:
InfraCap Equity Income Fund ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$64,220,129	$—	$—	$64,220,129
Preferred Stocks	9,560,951	995,520	—	10,556,471
Convertible Preferred Stocks	3,603,347	—	—	3,603,347
Total Investments	$77,384,427	$995,520	$—	$78,379,947
Liabilities:
Investments:
Written Options	$(64,370)	$(30,038)	$—	$(94,408)
Total Investments	$(64,370)	$(30,038)	$—	$(94,408)

InfraCap Small Cap Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$10,850,907	$—	$—	$10,850,907
Preferred Stocks	2,803,689	—	—	2,803,689
Convertible Preferred Stocks	1,122,573	—	—	1,122,573
Exchange Traded Funds	999,649	—	—	999,649
Total Investments	$15,776,818	$—	$—	$15,776,818
Liabilities:
Investments:
Written Options	$(4,865)	$(225)	$—	$(5,090)
Total Investments	$(4,865)	$(225)	$—	$(5,090)

As of the year or period ended November 30, 2024, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.
Refer to each Fund’s Schedule of Investments for further information on the classification of investments.
B.
Transactions with Brokers – The Funds’ written options contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits by the Funds are presented as “deposits at broker for written option contracts” on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the assets or liabilities reflected on the Statement of Assets and Liabilities.

C.
Cash and Cash Equivalents – The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Any temporary cash overdrafts are reported as a payable to custodian.

23

iCAP ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Continued)
D.
Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year- end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
E.
Written Option Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Adviser may write put and call options in an effort to (i) generate additional income and reduce volatility in the portfolio, (ii) remove or add securities from the portfolio (i.e., convertible securities), (iii) facilitate total return opportunities, and (iv) hedge against market risks or other risks in the Funds’ portfolio. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 K. for further derivative disclosures and Note 2 I. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.
F.
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

G.
Security Transactions, Income and Expenses – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance

24

iCAP ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Continued)
with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Dividends received from the Funds’ investment in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to Fund shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund shareholder may represent a return of capital.
H.
Share Valuation – The NAVs per share of the Funds are calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

I.
Counterparty Risk – The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

J.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

K.
Derivatives – The Funds may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses. Refer to Note 9 for further derivative disclosure.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statement of Assets and Liabilities and Statement of Operations. For the year or period ended November 30, 2024, the Funds’ average derivative volume is described below:

	Average Quantity	Average Notional Amount
InfraCap Equity Income Fund ETF
Written Option Contracts	3,152	$36,628,213
InfraCap Small Cap Income ETF
Written Option Contracts	75	$1,636,504

25

iCAP ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Continued)
Statement of Assets and Liabilities
Fair values of derivative instruments as of November 30, 2024:

		InfraCap Equity Income Fund ETF		InfraCap Small Cap Income ETF
	Statements of Assets and Liabilities Location	Fair Value		Fair Value
		Assets	Liabilities	Assets	Liabilities
Written Option Contracts:
Equity	Written option contracts, at value	$ —	$94,408	$ —	$5,090
Total fair values of derivative instruments		$—	$94,408	$—	$5,090

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the year or period ending November 30, 2024:

	InfraCap Equity Income Fund ETF Net Realized Gain on Derivatives		InfraCap Small Cap Income ETF Net Realized Loss on Derivatives
Derivatives	Written Option Contracts	Total	Written Option Contracts	Total
Equity Contracts	$666,141	$666,141	$(27,390)	$(27,390)
Total	$666,141	$666,141	$(27,390)	$(27,390)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives		Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives	Written Option Contracts	Total	Written Option Contracts	Total
Equity Contracts	$61,691	$61,691	$626	$626
Total	$61,691	$61,691	$626	$626

3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of each Fund at the annual rate of 0.80%.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Funds’ shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than

26

iCAP ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Continued)
60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. The Advisor has agreed to pay all expenses of the Funds’ Administrator, transfer agent, fund accountant and Custodian in accordance with the Investment Advisory Agreement.
Quasar Distributors, LLC is the Funds’ distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no income tax or excise tax liability to the Funds. Therefore, no federal income or excise tax provisions are required. As of, and during the year or period ended November 30, 2024, the Funds did not have any tax positions that did not meet the “more-likely- than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by taxing authorities for the tax periods since the commencement of operations.
At November 30, 2024, the components of distributable earnings on a tax basis for the Funds were as follows:

	InfraCap Equity Income Fund ETF	InfraCap Small Cap Income ETF
Tax cost of Investments*	$74,476,311	$14,269,638
Gross unrealized appreciation	$8,834,219	$1,873,966
Gross unrealized depreciation	(5,025,060)	(371,876)
Net unrealized appreciation (depreciation)**	3,809,159	1,502,090
Undistributed ordinary income	—	82,182
Undistributed long-term capital gains	—	5,207
Other accumulated losses	(95,040)	(6,834)
Total distributable earnings	$3,714,119	$1,582,645

*	Tax cost of investments differs from book cost of investments due to wash sales and partnerships.
**	Net unrealized appreciation (depreciation) is inclusive of unrealized appreciation (depreciation) on the Funds’ written option positions.
For the fiscal year ending November 30, 2024 the InfraCap Equity Income Fund ETF utilized short-term capital loss carryovers of $278,278 and long-term carryovers of $1,684,827. Neither Fund had any short-term or long-term capital loss carryovers as of November 30, 2024.

27

iCAP ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Continued)
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the tax year ending November 30, 2024 the Funds did not have any qualified late year losses.
Distributions to Shareholders – The Funds intend to distribute all net investment income monthly and net realized capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
For the year or period ended November 30, 2024 the following table shows the reclassifications made due to redemptions in-kind and partnership adjustments:

	Distributable Earnings	Paid-In Capital
InfraCap Equity Income Fund ETF	$(637,047)	$637,047
InfraCap Small Cap Income Fund ETF	$(282,680)	$282,680

The tax character of distributions paid for the year or period ended November 30, 2024 and November 30, 2023 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions Paid
InfraCap Equity Income Fund ETF
November 30, 2024	$3,140,035	$—	$1,467,965	$4,608,000
November 30, 2023	$2,212,284	$9,553	$1,956,746	$4,178,583
InfraCap Small Cap Income Fund ETF*
November 30, 2024	$428,525	$—	$—	$428,525

*	The Fund commenced operations on December 11, 2023.
5. DISTRIBUTION FEES
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“the Plan”). In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, accordingly. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
6. SHARE TRANSACTIONS
Shares of each Fund are listed and traded on the New York Stock Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and,

28

iCAP ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Continued)
in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales (excluding short-term investments), creations in-kind and redemptions in-kind, by the Funds for the year or period ended November 30, 2024, were as follows:
InfraCap Equity Income Fund ETF

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S Government Securities	$—	$—	$—	$—
Other Securities	$143,206,785	$143,473,296	$6,531,583	$5,569,340

InfraCap Small Cap Income ETF

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S Government Securities	$—	$—	$—	$—
Other Securities	$13,141,075	$11,681,209	$15,766,773	$3,550,508

8. BORROWING FACILITY
The Funds entered into a Tri-Party Lending Arrangement (the “Arrangement”) with Wells Fargo Securities, LLC (the “Broker”) that allows the Funds to borrow cash from the Broker. Borrowings under the Arrangement are collateralized by investments of the Funds. If a Fund defaults with respect to any of its obligations under the Arrangement, the Broker may foreclose on pledged assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Arrangement, necessitating the sale of securities at potentially inopportune times. Interest is charged at the OBFR (Overnight Bank Funding Rate) plus an additional 1.10% on the amount borrowed. The Arrangement has an on-demand commitment term. The interest rate as of November 30, 2024 was 5.68% for the Funds.
The components of interest expense, average interest rates (i.e., base interest rate in effect plus the spread) and average outstanding balances for the Funds’ borrowing facilities for the year or period ended November 30, 2024 were as follows:

	InfraCap Equity Income Fund ETF	InfraCap Small Cap Income ETF
Maximum borrowing	$19,881,228	$3,601,648
Date of maximum borrowing	July 18-22, 2024	November 11-17, 2024
Total interest expense	$1,039,626	$74,138
Weighted average interest rate	6.28%	6.14%
Average borrowings	$16,285,167	$1,223,599

29

iCAP ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Continued)
9. OFFSETTING ASSETS AND LIABILITIES
The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow each Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Interactive Brokers, LLC and Wells Fargo Securities, LLC are the prime brokers for the Funds’ exchange traded derivatives. Refer to Note 2 K. for further derivative disclosure.

	Gross Amounts of Recognized Assets/ Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received/ Pledged*
InfraCap Equity Income Fund ETF
Liabilities:
Written Option Contracts**	$(94,408)	$ —	$(94,408)	$94,408	$—	$ —
Total	$(94,408)		$(94,408)	$94,408	$—	$—
InfraCap Small Cap Income ETF
Liabilities:
Written Option Contracts**	$(5,090)	$—	$ (5,090)	$ —	$ 5,090	$—
Total	$(5,090)	$—	$ (5,090)	$ —	$ 5,090	$—

*	In some instances, the actual collateral pledged/received may be more than the amount shown as it includes securities pledged.
**
As of November 30, 2024, the prime brokers for all written option contracts held by the InfraCap Equity Income Fund ETF and the InfraCap Small Cap Income ETF were Interactive Brokers, LLC and Wells Fargo Securities, LLC, respectively.

10. SUBSEQUENT EVENTS
On December 26, 2024, the InfraCap Equity Income Fund ETF and the InfraCap Small Cap Income ETF declared an income distribution of $0.1900 per share for each Fund, payable on December 31, 2024 to shareholders of record on December 27, 2024. InfraCap Small Cap Income ETF declared a short term capital gain distribution of $0.2105 per share and long term capital gain distribution of $0.01408 per share, payable on December 31, 2024 to shareholders of record on December 27, 2024.
On January 29, 2025, the InfraCap Equity Income Fund ETF and the InfraCap Small Cap Income ETF declared an income distribution of $0.1900 per share for each Fund, payable on January 31, 2025 to shareholders of record on January 30, 2025.
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other subsequent events to report that would have a material impact on the Funds’ financial statements and notes to the financial statements.

30

iCAP ETFs
Report of Independent Registered Public Accounting Firm
To the Shareholders of InfraCap Equity Income Fund ETF and InfraCap Small Cap Income ETF and
Board of Trustees of Series Portfolios Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options, of InfraCap Equity Income Fund ETF and InfraCap Small Cap Income ETF (the “Funds”), each a series of Series Portfolios Trust, as of November 30, 2024, the related statements of operations and cash flows, the statements of changes in net assets, the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2024, the results of their operations and their cash flows, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations and Cash Flows	Statement(s) of Changes in Net Assets	Financial Highlights
InfraCap Equity Income Fund ETF	For the year ended November 30, 2024	For the years ended November 30, 2024 and 2023	For the years ended November 30, 2024 and 2023 and for the period from December 28, 2021 (commencement of operations) through November 30, 2022
InfraCap Small Cap Income ETF	For the period from December 11, 2023 (commencement of operations) through November 30, 2024

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Infrastructure Capital Advisors, LLC’s investment companies since 2022.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
January 29, 2025

31

iCAP ETFs
BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
November 30, 2024 (Unaudited)
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory agreements.
At a meeting held on July 24-25, 2024 (the “Meeting”), the Board, including the Independent Trustees, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the InfraCap Equity Income Fund ETF (the “Fund”), Infrastructure Capital Advisors LLC (“InfraCap”), for an additional one year term. At the Meeting, the Board considered the factors and reached the conclusions described below in reviewing and approving InfraCap to continue serving as the Fund’s investment adviser for another year.
In connection with the annual review process and in advance of the Meeting, InfraCap provided information to the Board in response to requests submitted to it by U.S. Bank Global Fund Services (“Fund Services”), the Fund’s administrator, on behalf of the Board, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by InfraCap included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by InfraCap, including InfraCap’s portfolio manager and other personnel, and the investment practices and techniques used by InfraCap in managing the Fund; (ii) the historical investment performance of the Fund; (iii) the management fee payable by the Fund to InfraCap and the Fund’s total operating expenses compared with those of a peer group of registered funds; (iv) the financial condition of InfraCap; (v) the cost of the services provided and InfraCap’s profitability with respect to managing the Fund; (vi) the extent to which any economies of scale realized by InfraCap in connection with its services to the Fund are shared with Fund shareholders; and (vii) other ancillary or “fall-out” benefits InfraCap and/or its affiliates, if any, may receive based on InfraCap’s relationship with the Fund. In addition to the Meeting, the Board met on June 20, 2024, with Fund Services and counsel to the Independent Trustees to discuss the materials that had been furnished by InfraCap in response to the information requests. The Board also considered information furnished to the Board at its meetings periodically over the course of the year. At these meetings, representatives of InfraCap furnished quarterly reports and other information to the Board regarding the performance of the Fund, the services provided to the Fund by InfraCap, InfraCap’s personnel and business operations, marketing and distribution activity for the Fund, and compliance and operational matters related to the Fund and InfraCap. The Board also considered the presentation by representatives of InfraCap received at the Board’s meeting held on October 25-26, 2023.
In considering and approving the Advisory Agreement for another year, the Board considered the information it deemed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge and experience gained over time through previous interactions with InfraCap in overseeing the Fund. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from InfraCap, Fund Services and the Interested Trustee. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in approving the continuation of the Advisory Agreement.
NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND
The Board considered the nature, extent and quality of services provided to the Fund by InfraCap under the Advisory Agreement. The Board considered, among other things, the terms of the Advisory Agreement and the range of services provided by InfraCap. The Board received and considered information regarding, among other things, the qualifications, background, tenure and responsibilities of the portfolio manager who is primarily responsible for the day-to-day portfolio management of the Fund. The Board also received and considered information about InfraCap’s investment process and investment strategy for the Fund, InfraCap’s approach to security selection, InfraCap’s investment research capabilities and resources, and the overall positioning of the Fund’s portfolio. The Board also considered InfraCap’s trade execution capabilities and experience. The Board noted that InfraCap had been managing the Fund’s portfolio since its inception. In addition, the Board considered the quality of InfraCap’s communications with the Board and Fund Services and responsiveness to inquiries and requests made from time to time with respect to the Fund.

32

iCAP ETFs
BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
November 30, 2024 (Unaudited) (Continued)
The Board evaluated the ability of InfraCap, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals to service the Fund. The Board further considered InfraCap’s compliance program and its compliance record since the inception of the Fund, including past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the InfraCap’s compliance program. The Board also considered the special attributes of the Fund as an exchange-traded fund (“ETF”) relative to a traditional mutual fund and the benefits that may be realized from such a structure. The Board also considered the resources committed by InfraCap to support the on-going operations of the Fund. The Board also considered the entrepreneurial and other risks assumed by InfraCap in connection with the services provided to the Fund.
Based on these considerations, the Board concluded, within the context of its full deliberations, that InfraCap is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Advisory Agreement.
INVESTMENT PERFORMANCE
The Board considered the Fund’s investment performance. In this regard, the Board reviewed the performance of the Fund as of June 30, 2024, as compared to its benchmark index, the S&P 500 Index, noting the Fund underperformed the index for the year-to-date, one-year and since-inception periods. Additionally, the Board considered the Fund’s investment performance as compared to a universe of peer funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on Morningstar fund classifications (the “Performance Universe”). The Trustees considered that the performance data provided by Broadridge included, among other things, performance comparisons for the one-year and two-year periods ended April 30, 2024. The Trustees noted that the Fund underperformed the Performance Universe median and average for each period reviewed. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating the Fund’s performance, the Board recognized the limitations of such data, including that notable differences may exist between the Fund and its peers. Additionally, at the Board’s request, InfraCap identified the funds it considered to be the Fund’s top competitors and/or peers (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The Board also considered that, in connection with its meetings held during the course of the prior year, the Board received and considered reports regarding the Fund’s performance over various time periods and InfraCap’s analysis of the Fund’s performance for these time periods. The Board also considered information provided in these reports regarding the functioning of the Fund’s arbitrage mechanism.
The Board noted the Fund had limited operating history that prevented consideration of performance over the longer term. The Board further noted it would continue to review the Fund’s performance on an on-going basis and in connection with future annual reviews of the Advisory Agreement.
FEES AND EXPENSES
The Board reviewed and considered the contractual investment management fee rate payable by the Fund to InfraCap for investment management services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of a group of peer funds (the “Expense Group”), as determined by Broadridge, based on Morningstar fund classifications. The Board noted that the Management Fee Rate was higher than the Expense Group average and median, but the Board noted that the overall expense structure of the Fund is competitive in the context of other factors considered by the Board. In this regard, the Board was informed that the funds in the Expense Group may vary widely in their complexity and that the management of the Fund is among the more complex relative to the Expense Group.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by InfraCap to other ETFs for which InfraCap serves as a sub-adviser (the “Sub-Advised ETF Clients”). The Board considered information regarding the differences in the nature of the services required for InfraCap to manage the Fund as primary investment adviser versus managing a discrete pool of assets as a sub-adviser to another manager’s ETF, noting that InfraCap generally performs significant additional services and assume substantially greater risks in managing the Fund than in its role as sub-adviser to the Sub-Advised ETF Clients.
The Board also took into consideration the Fund’s “unified fee” structure, under which InfraCap would, in addition to providing investment management services, bear the costs of various third-party services necessary for the Fund to

33

iCAP ETFs
BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
November 30, 2024 (Unaudited) (Continued)
operate. The Board considered that, other than the management fee, InfraCap would pay all operating expenses of the Fund, except for certain costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board considered the Fund’s net operating expense ratio in comparison to the average and median of the Expense Group. The Board noted that the Fund’s net expense ratio was higher than both the average and median of the Expense Group.
The Board received a description of the methodology and screening criteria used by Broadridge to determine the registered funds in the Expense Group. While the Board recognized that comparisons between the Fund and Expense Group may be imprecise, the comparative, independently selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Fund’s Management Fee Rate and net expense ratio. Additionally, the Board received and considered information comparing the Fund’s Management Fee Rate and net expense ratio to the Fund’s Selected Peer Group.
Based on these considerations, the Board determined that the Management Fee Rate was reasonable in light of the services covered by the Advisory Agreement and that the overall expense structure of the Fund supported the continuation of the Advisory Agreement.
PROFITABILITY AND ECONOMIES OF SCALE
The Board requested and received a report on InfraCap’s revenue and expenses resulting from services provided to the Fund pursuant to the Advisory Agreement for the twelve months ended March 31, 2024. The Board noted information about the profitability to InfraCap from its advisory relationship with the Fund for the twelve months ended March 31, 2024. The Board received and considered a description of the expense allocation methodology used by InfraCap in calculating profitability in connection with the continuation of the Advisory Agreement. The Board also considered InfraCap’s financial resources and information regarding InfraCap’s commitment with respect to the Fund and its ability to support its management of the Fund and obligations under the Advisory Agreement.
With respect to economies of scale, the Board considered information regarding the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the Fund’s operating history and changes in the Fund’s asset levels since it commenced operations. The Board considered that the amount and structure of the Fund’s unified fee reflects a sharing of economies of scale with Fund shareholders. The Board also considered that any reduction in fixed costs associated with the management of the Fund would benefit InfraCap due to the unified fee structure of the Fund, but that the unified fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board noted that it would continue to monitor any future growth in the Fund’s assets and consider economies of scale as part of its future annual review of the Advisory Agreement.
ANCILLARY BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Board received and considered information regarding ancillary or “fall-out” benefits to InfraCap and/or its affiliates, if any, as a result of InfraCap’s relationship with the Fund. Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions. In this regard, the Board considered that InfraCap confirmed it had not benefited firm-wide from research credits generated by Fund portfolio transactions since the Fund’s inception. Ancillary benefits could also include benefits potentially derived from an increase in InfraCap’s business as a result of its relationship with the Fund (such as the ability to market to shareholders other potential financial products and services offered by InfraCap, or to operate other products and services that follow investment strategies similar to those of the Fund). Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that ancillary benefits received by InfraCap and/or its affiliates, if any, were unreasonable.
CONCLUSIONS
In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on its deliberations and its evaluation of the information and factors described above, among others, the Board unanimously approved the Advisory Agreement for an additional one-year term.

34

iCAP ETFs
ADDITIONAL INFORMATION
November 30, 2024 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Funds’ Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended February 28, is available (1) without charge, upon request, by calling 1-800-617-0004, or on the SEC’s website at https://www.sec.gov/.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ website at https://infracapfund.com/ICAP.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended November 30, 2024, certain dividends paid by the Funds may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Funds was as follows:

InfraCap Equity Income Fund ETF	65.32%
InfraCap Small Cap Income ETF	33.31%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2024 for the Funds was as follows:

InfraCap Equity Income Fund ETF	53.97%
InfraCap Small Cap Income ETF	30.59%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) for the Funds was as follows:

InfraCap Equity Income Fund ETF	60.60%
InfraCap Small Cap Income ETF	60.30%

35

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Infrastructure Capital Advisors, LLC
1325 Avenue of the Americas, 28th Floor
New York, NY 10019
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Kirland & Ellis LLP
1301 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
This report should be accompanied or preceded by a prospectus.
The Funds’ Statement of Additional Information contains information about the
Funds’ trustees and is available without charge upon request by calling 1-800-617-0004.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Board Consideration of Investment Advisory Agreement under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4 or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)*	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	February 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	February 5, 2025

By (Signature and Title)*	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	February 5, 2025

* Print the name and title of each signing officer under his or her signature.